Business combination - Details of Business combination (Details) - Woori Venture Partners Co Ltd [Member] - KRW (₩) ₩ in Millions		12 Months Ended
	Mar. 23, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	53.90%
Proportion of ownership interest in treasury stocks	52.00%
Operating income of combined entity		₩ 6,495
Profit (loss) of combined entity		₩ 7,673